Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 14, 2014 Floating Revolving Credit Facility Due 2017 [Member]	Feb. 14, 2014 Senior Secured Term Loan Facility [Member]	Feb. 14, 2014 Floating Term Loan Due 2017 [Member]	Feb. 19, 2014 Expansion stock repurchase program [Member]	Feb. 06, 2014 Expansion stock repurchase program [Member]	Feb. 19, 2014 Expansion stock repurchase program [Member] Floating Revolving Credit Facility Due 2017 [Member]	Feb. 19, 2014 Expansion stock repurchase program [Member] NXP [Member]
Subsequent Event [Line Items]
Shares authorized to be repurchased under the plan					25
Stock repurchased from affiliates				5.0	2.9		7.9
Net proceeds	$ 100					$ 300
Principal amount		400
Repayment of principal amount			486
Notes due date			March 4, 2017
Pay related call premiums		5
Pay related accrued interest		4
Payment for general corporate purposes		$ 5